STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Outstanding at beginning of period	1,053,356	802,409
Options Granted	120,000	386,667
Options Cancelled	0	(79,085)
Options Expired/Forfeited	(21,667)	(32,266)
Options Exercised	(48,106)	(24,369)
Outstanding at ending of period	1,103,583	1,053,356
Weighted Average Remaining Contractual Life , Beginning balance	6 years 2 months 15 days	7 years 10 months 9 days
Weighted Average Remaining Contractual Life, Options granted	3 years 5 months 1 day	3 years 10 months 13 days
Weighted Average Remaining Contractual Life, Ending balance	5 years 3 months 29 days	6 years 2 months 15 days
Weighted Average Remaining Contractual Life, Exercisable	5 years 9 months 29 days	6 years 8 months 12 days
Weighted Average Exercise Price Per Share, Beginning balance	$ 3.40	$ 1.01
Weighted Average Exercise Price Per Share, Options exercised	5.79	9.69
Weighted Average Exercise Price Per Share, Options exercisable	1.60	1.59
Weighted Average Exercise Price Per Share, Options Expired/Forfeited	9.33	8.29
Weighted Average Exercise Price Per Share, Options Cancelled		8.70
Weighted Average Exercise Price Per Share, ending balance	$ 1.71	$ 3.40
Aggregate Intrinsic Value, Beginning balance	$ 5,804,517	$ 6,292,844
Aggregate Intrinsic Value, Options exercisable	0	4,655,089
Aggregate Intrinsic Value, Ending balance	$ 0	$ 5,804,517
Minimum [Member] | Stock Options [Member]
Weighted Average Exercise Price Per Share, Options exercisable	$ 0.79	$ 0.79
Exercise Price Per Share, Beginning balance	0.79	0.79
Options Granted	1.54	8.31
Options Cancelled		0.79
Options Expired/Forfeited	4.94	0.79
Exercise Price Per Share, Ending balance	0.79	0.79
Maximum [Member] | Stock Options [Member]
Weighted Average Exercise Price Per Share, Options exercisable	9.30	10.74
Exercise Price Per Share, Beginning balance	10.74	9.90
Options Granted	9.08	10.74
Options Cancelled		9.87
Options Expired/Forfeited	10.73	9.87
Exercise Price Per Share, Ending balance	$ 9.30	$ 10.74